Deferred Charges, Net (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Additions	$ 155
Pyxis Epsilon Vessel [Member]
Additions	138
Vessel Northsea Alpha [Member]
Additions	9
Vessel Northsea Beta [Member]
Additions	$ 8